Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Loss Contingencies [Line Items]
Loans repurchased	$ 35.4	$ 12.8	$ 102.3	$ 37.4
Commitments to extend credit to potential borrowers	38,800.0		38,800.0
UNITED WHOLESALE MORTGAGE, LLC
Loss Contingencies [Line Items]
Commitments to extend credit to potential borrowers					$ 19,200.0
HUD
Loss Contingencies [Line Items]
Mortgage financial services actual net worth	3,100.0		3,100.0
Minimum net worth requirement	2.5		2.5
HUD | UNITED WHOLESALE MORTGAGE, LLC
Loss Contingencies [Line Items]
Mortgage financial services actual net worth					2,370.0
Minimum net worth requirement					2.5
Ginnie Mae, Freddie Mac and Fannie Mae
Loss Contingencies [Line Items]
Minimum net worth requirement	714.8		714.8
Liquidity requirement	$ 94.7		$ 94.7
Ginnie Mae, Freddie Mac and Fannie Mae | UNITED WHOLESALE MORTGAGE, LLC
Loss Contingencies [Line Items]
Minimum net worth requirement					491.1
Liquidity requirement					78.2
IRLCs | UNITED WHOLESALE MORTGAGE, LLC
Loss Contingencies [Line Items]
Derivative liabilities notional amount					$ 11,500.0